Commitments (Fuel purchase commitments) (Detail)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Government-related enterprise one, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2039	2017-2039
Purchase quantities	[1]	2.8 million m3/day	2.8 million m3/day
Estimated unit costs (RMB)		2.21/ m3	2.31/ m3
Government-related enterprise two, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2023	2017-2023
Purchase quantities	[1]	541 million m3/day	541 million m3/day
Estimated unit costs (RMB)		2.06/ m3	2.16/ m3
Government-related enterprise two, agreement two [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2023	2017-2023
Purchase quantities	[1]	450 million m3/day	450 million m3/day
Estimated unit costs (RMB)		2.06/ m3	2.16/ m3
Government-related enterprise two, agreement three [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2023
Purchase quantities	[1]	541 million m3/day
Estimated unit costs (RMB)		2.10/ m3
Government-related enterprise two, agreement four [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2023
Purchase quantities	[1]	450 million m3/day
Estimated unit costs (RMB)		2.27/ m3
Government-related enterprise three, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2026
Purchase quantities	[1]	200 million m3/day
Estimated unit costs (RMB)		2.38/ m3
Other suppliers, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2018-2019
Purchase quantities	[2]	243 BBtu/day
Estimated unit costs (RMB)		approximately 67,000/BBtu
Other suppliers, agreement two [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2020-2021
Purchase quantities	[2]	242 BBtu/day
Estimated unit costs (RMB)		approximately 67,000/BBtu
Other suppliers, agreement three [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2022
Purchase quantities	[2]	248 BBtu/day
Estimated unit costs (RMB)		approximately 67,000/BBtu
Other suppliers, agreement four [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2023	2023
Purchase quantities	[2]	247.5~256.6 BBtu/day	247.5~256.6 BBtu/day
Estimated unit costs (RMB)		approximately 67,000/BBtu	approximately 63,000/BBtu
Other suppliers, agreement five [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2024-2028	2024-2028
Purchase quantities	[2]	49.9~81.5 BBtu/day	49.9~59.0 BBtu/day
Estimated unit costs (RMB)		approximately 69,000/BBtu	approximately 70,000/BBtu
Other suppliers, agreement six [member]
Disclosure on purchase commitments by suppliers [line items]
Periods			2017-2022
Purchase quantities	[2]		248 BBtu/day
Estimated unit costs (RMB)			approximately 63,000/BBtu

[1]	The quantities represent maximum volume, others represent minimum or forecasted volume if not specified.
[2]	BBtu: Billion British Thermal Unit.